March 30, 2006

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA 8
File No. 811-09859, CIK 0001064458
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA 8, a unit investment trust registered under the Act, recently mailed to its contract owners the annual reports for the following underlying management investment companies: AEGON/Transamerica Series Trust, The Alger American Fund, AllianceBernstein Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Investment Portfolios, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS® Variable Insurance Trust, PIMCO Variable Insurance, Premier VIT, The Universal Institutional Funds, Inc., Fidelity Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On March 2, 2006, AEGON/Transamerica Series Trust filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On February 17, 2006, The Alger American Fund filed its annual report with the Commission via EDGAR (CIK: 0000822671).

•	On March 8, 2006, AllianceBernstein Variable Products Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000822671).

•	On February 16, 2006, Dreyfus Variable Investment Fund filed its annual report with the Commission via EDGAR (CIK: 0000822671).

•	On February 16, 2006, The Dreyfus Socially Responsible Growth Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000822671).

•	On February 23, 2006, Dreyfus Investment Portfolios filed its annual report with the Commission via EDGAR (CIK: 0000822671).

•	On February 27, 2006, Franklin Templeton Variable Insurance Products Trust filed its annual report with the Commission via EDGAR (CIK: 0000822671).

•	On February 24, 2006, Janus Aspen Series filed its annual report with the Commission via EDGAR (CIK: 0000822671).

Securities and Exchange Commission

March 30, 2006

•	On March 10, 2006, MFS® Variable Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0000822671).

•	On March 9, 2006, PIMCO Variable Insurance filed its annual report with the Commission via EDGAR (CIK: 0000822671).

•	On March 7, 2006, Premier VIT filed its annual report with the Commission via EDGAR (CIK: 0000822671).

•	On March 8, 2006, The Universal Institutional Funds, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000822671).

•	On February 28, 2006, Fidelity Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000822671).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President
Transamerica Life Insurance Company